NOTE PAYABLE	12 Months Ended
Dec. 31, 2011
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
9.	NOTE PAYABLE

On November 14, 2011, the Company fully repaid its promissory note of $816,432 (December 31, 2010 - $769,733), which included $46,699 of interest accrued during the year ended December 31, 2011 (year ended December 31, 2010 - $54,111). The note bore an interest rate of 8% per annum.